Fees and Expenses - Oakmark Bond Fund	Nov. 13, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell ETF Class shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses [Table]
ETF Class
Management fees	0.28%
Total Other Expenses	0.09%
Shareholder Service Plan fees	None
Other expenses[1]	0.09%
Total Annual Fund Operating Expenses	0.37%
Less: Fee waivers and/or expense reimbursements[2]	0.06%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.31%

[1] The ETF Class shares of the Fund are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.

[2] Harris Associates L.P. (the “Adviser”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the ETF Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) (“annual operating expenses”) of the ETF Class are limited to 0.31% of average net assets. This undertaking lasts until January 27, 2028 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the “non-interested” Trustees of the Trust. The Fund has agreed that the ETF Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.31% of the class’s average net assets, or to exceed any lower limit in effect at the time of recoupment (the “Repayment Provision”). Any such repayment must be made within three fiscal years after the year in which the Adviser incurred the expense.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund’s ETF Class shares with the cost of investing in other mutual funds. The

Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your ETF Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
ETF Class
1 Year	$32
3 Years	113
5 Years	202
10 Years	462

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 144% of the average value of its portfolio.

Portfolio Turnover, Rate	144.00%